Securitizations and Variable Interest Entities - Additional information (Detail) - JPY (¥) ¥ in Billions	3 Months Ended		6 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Mar. 31, 2018
Variable Interest Entity [Line Items]
Cash proceeds from SPEs in new securitizations	¥ 69	¥ 24	¥ 121	¥ 56
Debt securities issued by SPEs with an initial fair value	368	433	846	842
Cash inflows from third parties on the sale of debt securities	257	235	674	503
Cumulative balance of financial assets transferred to SPEs	5,081		5,081		¥ 4,918
Retained interests	260		260		¥ 288
Interests held in SPEs	¥ 5	¥ 19	¥ 10	¥ 34